Business combinations - ACTech (Details) - ACTech € in Thousands	Dec. 31, 2017 EUR (€)
Provisional fair value at acquisition date [member]
Disclosure of detailed information about business combination [line items]
Acquisition price paid in cash	€ 27,370
Goodwill	9,707
Total identified assets and liabilities	17,663
Total Assets	50,113
Technology	515
Customer relations	17,305
Other intangible assets	997
Property, plant and equipment	19,986
Deferred tax assets	503
Other non-current financial assets	56
Inventory	2,788
Trade receivables	5,176
Cash and cash equivalents	2,245
Other assets	542
Total Liabilities	(32,450)
Deferred tax liabilities	(6,017)
Deferred income	(1,298)
Loans and borrowings	(11,308)
Trade payables	(777)
Tax payables	(3,987)
Other liabilities	(9,063)
Carrying value at acquisition date [member]
Disclosure of detailed information about business combination [line items]
Total identified assets and liabilities	11,469
Total Assets	37,626
Technology	0
Customer relations	0
Other intangible assets	6,330
Property, plant and equipment	19,986
Deferred tax assets	503
Other non-current financial assets	56
Inventory	2,788
Trade receivables	5,176
Cash and cash equivalents	2,245
Other assets	542
Total Liabilities	(26,157)
Deferred tax liabilities	(47)
Deferred income	(1,298)
Loans and borrowings	(11,308)
Trade payables	(777)
Tax payables	(3,664)
Other liabilities	(9,063)
Provisional fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Total identified assets and liabilities	6,194
Total Assets	12,487
Technology	515
Customer relations	17,305
Other intangible assets	(5,333)
Property, plant and equipment	0
Deferred tax assets	0
Other non-current financial assets	0
Inventory	0
Trade receivables	0
Cash and cash equivalents	0
Other assets	0
Total Liabilities	(6,293)
Deferred tax liabilities	(5,970)
Deferred income	0
Loans and borrowings	0
Trade payables	0
Tax payables	(323)
Other liabilities	€ 0